Exhibit 99
Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.3556800%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	2.17163%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,651,056.47

Principal:
Principal Collections	$34,171,749.38
Prepayments in Full	$22,874,524.24
Liquidation Proceeds	$108,830.73
Recoveries	$2,416.45
Sub Total	$57,157,520.80
Collections	$61,808,577.27

Purchase Amounts:
Purchase Amounts Related to Principal	$495,750.58
Purchase Amounts Related to Interest	$2,817.15
Sub Total	$498,567.73

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$62,307,145.00

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	3
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$62,307,145.00
Servicing Fee	$1,326,518.17	$1,326,518.17	$0.00	$0.00	$60,980,626.83
Interest - Class A-1 Notes	$278,861.60	$278,861.60	$0.00	$0.00	$60,701,765.23
Interest - Class A-2a Notes	$686,954.33	$686,954.33	$0.00	$0.00	$60,014,810.90
Interest - Class A-2b Notes	$407,180.63	$407,180.63	$0.00	$0.00	$59,607,630.27
Interest - Class A-3 Notes	$1,381,957.75	$1,381,957.75	$0.00	$0.00	$58,225,672.52
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$57,882,891.52
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$57,882,891.52
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$57,754,624.85
Second Priority Principal Payment	$10,861,481.23	$10,861,481.23	$0.00	$0.00	$46,893,143.62
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$46,803,666.95
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$46,803,666.95
Regular Principal Payment	$131,192,585.80	$46,803,666.95	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$62,307,145.00

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$10,861,481.23
Regular Principal Payment					$46,803,666.95
Total					$57,665,148.18
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$57,665,148.18	$206.57	$278,861.60	$1.00	$57,944,009.78	$207.57
Class A-2a Notes	$0.00	$0.00	$686,954.33	$2.16	$686,954.33	$2.16
Class A-2b Notes	$0.00	$0.00	$407,180.63	$1.81	$407,180.63	$1.81
Class A-3 Notes	$0.00	$0.00	$1,381,957.75	$2.53	$1,381,957.75	$2.53
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$57,665,148.18	$36.52	$3,315,478.65	$2.10	$60,980,626.83	$38.62

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$142,054,067.03	0.5088808	$84,388,918.85	0.3023067
Class A-2a Notes	$318,280,000.00	1.0000000	$318,280,000.00	1.0000000
Class A-2b Notes	$225,000,000.00	1.0000000	$225,000,000.00	1.0000000
Class A-3 Notes	$547,310,000.00	1.0000000	$547,310,000.00	1.0000000
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$1,441,754,067.03	0.9131672	$1,384,088,918.85	0.8766437

Pool Information
Weighted Average APR	3.484%	3.465%
Weighted Average Remaining Term	55.25	54.40
Number of Receivables Outstanding	61,515	59,907
Pool Balance	$1,591,821,805.40	$1,534,011,404.84
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,452,391,682.39	$1,399,312,585.80
Pool Factor	0.9211933	0.8877382

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$134,698,819.04
Targeted Overcollateralization Amount	$185,338,936.68
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$149,922,485.99

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	3
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		128	$159,545.63
(Recoveries)		1	$2,416.45
Net Loss for Current Collection Period			$157,129.18
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1185%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			0.0120%
Prior Collection Period			0.0222%
Current Collection Period			0.1206%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		327	$206,526.04
(Cumulative Recoveries)			$2,416.45
Cumulative Net Loss for All Collection Periods			$204,109.59
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0118%

Average Realized Loss for Receivables that have experienced a Realized Loss			$631.58
Average Net Loss for Receivables that have experienced a Realized Loss			$624.19

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.53%	313	$8,136,441.04
61-90 Days Delinquent	0.05%	23	$713,125.03
91-120 Days Delinquent	0.00%	2	$56,892.25
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.58%	338	$8,906,458.32

Repossession Inventory:
Repossessed in the Current Collection Period		22	$657,117.20
Total Repossessed Inventory		33	$1,027,494.85

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0047%
Prior Collection Period			0.0341%
Current Collection Period			0.0417%
Three Month Average			0.0269%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0502%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	3

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS 15-G for purchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer